Fixed Assets - Advances for vessels under construction - related party (Table) (Details) - Related Party [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Balance as at beggining of period	$ 54,000	$ 174,400
Transfer to vessels, net	0	(120,400)
Balance as at end of period	$ 54,000	$ 54,000